As filed with the Securities and Exchange Commission on
                                  July 26, 1999
                            Registration No.


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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-14
                                      ----
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                                      -----
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                         Pre-Effective Amendment No.                     [ ]
                                      -----
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                      Post-Effective Amendment No. 1                     [X]
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                        (Check appropriate box or boxes)
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                     PUTNAM AMERICAN GOVERNMENT INCOME FUND
               (Exact Name of Registrant as Specified in Charter)
               One Post Office Square, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

                                  617-292-1000
                        (Area Code and Telephone Number)
                         - - - - - - - - - - - - - - - -
                         JOHN R. VERANI, Vice President
                     PUTNAM AMERICAN GOVERNMENT INCOME FUND
                             One Post Office Square
                           Boston, Massachusetts 02109
                     (Name and address of Agent for Service)
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                                    Copy to:
                           JOHN W. GERSTMAYR, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
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     This amendment is being filed solely for the purpose of adding the enclosed exhibits to the Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on July 26, 1999.

                     PUTNAM AMERICAN GOVERNMENT INCOME FUND

                      By: Gordon H. Silver, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title

George Putnam                President and Chairman of the Trustees;
                             Principal Executive Officer; Trustee

John A. Hill                 Vice Chairman and Trustee

William F. Pounds            Vice Chairman and Trustee

John D. Hughes               Principal Financial Officer; Senior Vice
                             President; Treasurer

Paul G. Bucuvalas            Principal Accounting Officer; Assistant
                             Treasurer

Jameson A. Baxter            Trustee


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


Ronald J. Jackson            Trustee

Paul L. Joskow               Trustee

Elizabeth T. Kennan          Trustee

Lawrence J. Lasser           Trustee

George Putnam, III           Trustee


W. Nicholas Thorndike        Trustee



                             By: Gordon H. Silver, as
                             Attorney-in-Fact
                             July 26, 1999



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


                                  EXHIBIT INDEX


     11.  Opinion of Ropes & Gray, including consent -- Exhibit 1.

     12. Opinion of Ropes & Gray as to Tax Matters, including consent -- Exhibit 2.



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